Recently Issued and Adopted Accounting Pronouncements and Regulatory Items (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Comparative Financial Statements of Priors Years Adjusted to Apply Adopted Guidance	The following tables present the impact of the adoption of ASU 2020-06 on our previously reported historical results for the periods presented:
2020 Statement of Operations Impact

(in Millions, Except Per Share Data)	Year Ended December 31, 2020
	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted
Revenue	$288.2	$—	$288.2
Costs and expenses:
Costs of sales	251.4	—	251.4
Gross margin	36.8	—	36.8
Selling, general and administrative expenses	44.6	—	44.6
Corporate allocations	—	—	—
Research and development expenses	3.7	—	3.7
Restructuring and other charges	10.7	—	10.7
Separation-related costs	(1.1)	—	(1.1)
Total costs and expenses	309.3	—	309.3
Loss from operations before loss on debt extinguishment, equity in net loss of unconsolidated affiliate, non-operating pension benefit charges, interest expense, net and income taxes	(21.1)	—	(21.1)
Loss on debt extinguishment	0.1	—	0.1
Equity in net loss of unconsolidated affiliate	0.5	—	0.5
Non-operating pension benefit charges	—	—	—
Interest expense, net	3.7	(3.4)	0.3
(Loss)/income from operations before income taxes	(25.4)	3.4	(22.0)
Income tax (benefit)/expense	(6.5)	0.8	(5.7)
Net (loss)/income	$(18.9)	$2.6	$(16.3)
Net (loss)/income per weighted average share - basic	$(0.13)	$0.02	$(0.11)
Net (loss)/income per weighted average share - diluted	$(0.13)	$0.02	$(0.11)
Weighted average common shares outstanding - basic	146.2	146.2	146.2
Weighted average common shares outstanding - diluted	146.2	146.2	146.2
2020 Balance Sheet Impact

	December 31, 2020
(in Millions, Except Share and Par Value Data)	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted
ASSETS
Current assets
Cash and cash equivalents	$11.6	$—	$11.6
Trade receivables, net of allowance of approximately $0.4	76.3	—	76.3
Inventories, net	105.6	—	105.6
Prepaid and other current assets	56.3	—	56.3
Total current assets	249.8	—	249.8
Investments	23.8	—	23.8
Property, plant and equipment, net of accumulated depreciation of $222.4	545.3	—	545.3
Deferred income taxes	13.4	—	13.4
Right of use assets - operating leases, net	16.1	—	16.1
Other assets	88.4	—	88.4
Total assets	$936.8	$—	$936.8
LIABILITIES AND EQUITY
Current liabilities
Accounts payable, trade and other	$43.9	$—	$43.9
Accrued customer rebates	0.3	—	0.3
Accrued and other liabilities	36.7	—	36.7
Operating lease liabilities - current	1.4	—	1.4
Income taxes	—	—	—
Total current liabilities	82.3	—	82.3
Long-term debt	236.7	37.9	274.6
Operating lease liabilities - long-term	14.8	—	14.8
Environmental liabilities	6.1	—	6.1
Deferred income taxes	13.9	(8.3)	5.6
Other long-term liabilities	17.2	—	17.2
Commitments and contingent liabilities (Note 15)	—	—	—
Total current and long-term liabilities	371.0	29.6	400.6
Equity
Common stock; $0.001 par value; 2 billion shares authorized in 2018; 146,461,249 shares issued; 146,361,981 outstanding	0.1	—	0.1
Capital in excess of par value of common stock	553.1	(32.2)	520.9
Retained earnings	57.7	2.6	60.3
Accumulated other comprehensive loss	(44.4)	—	(44.4)
Treasury stock, common, at cost; 99,268 shares	(0.7)	—	(0.7)
Total equity	565.8	(29.6)	536.2
Total liabilities and equity	$936.8	$—	$936.8
2020 Statement of Cash Flows Impact

(in Millions)	Year Ended December 31, 2020
	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted
Cash provided by operating activities:
Net (loss)/income	$(18.9)	$2.6	$(16.3)
Adjustments to reconcile net (loss)/income to cash provided by operating activities:
Depreciation and amortization	25.0	—	25.0
Restructuring and other charges	3.3	—	3.3
Separation-related charges	(0.3)	—	(0.3)
Deferred income taxes	(7.1)	0.8	(6.3)
Share-based compensation	4.1	—	4.1
Change in investments in trust fund securities	1.0	—	1.0
Equity method investments gain/loss	0.5	—	0.5
Loss on debt extinguishment	0.1	—	0.1
Deferred financing fee amortization	4.1	(3.4)	0.7
Loss on asset disposal	0.6	—	0.6
Changes in operating assets and liabilities:
Trade receivables, net	15.3	—	15.3
Changes in deferred compensation	0.7	—	0.7
Inventories	10.1	—	10.1
Accounts payable, trade and other	(39.8)	—	(39.8)
Income taxes	(0.9)	—	(0.9)
Change in prepaid and other current assets and other assets	(9.9)	—	(9.9)
Change in accrued and other current and long-term liabilities	18.4	—	18.4
Cash provided by operating activities	$6.3	$—	$6.3
Cash required by investing activities:
Capital expenditures	(124.0)	—	(124.0)
Investments in rabbi trust fund securities	(0.6)	—	(0.6)
Proceeds from settlement of long-term supply agreement	10.0	—	10.0
Investments in unconsolidated affiliate	(15.0)	—	(15.0)
Other investing activities	(1.5)	—	(1.5)
Cash required by investing activities	$(131.1)	$—	$(131.1)
Cash provided by financing activities:
Proceeds from Revolving Credit Facility	175.5	—	175.5
Repayments of long Revolving Credit Facility	(294.6)	—	(294.6)
Proceeds from 2025 Notes	245.8	—	245.8
Payments of financing fees	(8.4)	—	(8.4)
Proceeds from issuance of common stock	0.8	—	0.8
Cash provided by financing activities	$119.1	$—	$119.1
Effect of exchange rate changes on cash and cash equivalents	0.5	—	0.5
Decrease in cash and cash equivalents	(5.2)	—	(5.2)
Cash and cash equivalents, beginning of period	16.8	—	16.8
Cash and cash equivalents, end of period	$11.6	$—	$11.6